UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 57	$ 1,133,913	$ (68,559)	$ 1,217,856	$ (1,448)	$ 2,281,819
Balance (in shares) at Dec. 31, 2019	226,310
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		57				57
Issuance of ordinary shares pursuant to stock plan (in shares)	606
Non-cash stock-based compensation		30,188				30,188
Net income (loss)				250,524	(520)	250,004
Sale of a subsidiary's shares to non-controlling shareholders		539			978	1,517
Currency translation adjustments			(31,339)		(8)	(31,347)
Balance at Jun. 30, 2020	$ 57	1,164,697	(99,898)	1,468,380	(998)	2,532,238
Balance (in shares) at Jun. 30, 2020	226,916
Balance at Dec. 31, 2019	$ 57	1,133,913	(68,559)	1,217,856	(1,448)	2,281,819
Balance (in shares) at Dec. 31, 2019	226,310
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		57				57
Issuance of ordinary shares pursuant to stock plan (in shares)	1,002
Non-cash stock-based compensation		47,785				47,785
Conversion of convertible debt		8				8
Net income (loss)				284,322	(843)	283,479
Sale of a subsidiary's shares to non-controlling shareholders		539			978	1,517
Currency translation adjustments			57,637		33	57,670
Balance at Sep. 30, 2020	$ 57	1,182,302	(10,922)	1,502,178	(1,280)	2,672,335
Balance (in shares) at Sep. 30, 2020	227,312
Balance at Dec. 31, 2020	$ 57	1,201,622	79,526	1,531,220	16,191	$ 2,828,616
Balance (in shares) at Dec. 31, 2020	227,688					227,688
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		226				$ 226
Issuance of ordinary shares pursuant to stock plan (in shares)	593
Non-cash stock-based compensation		37,840				37,840
Net income (loss)				130,848	(898)	129,950
Compensation cost to non-controlling interest shareholders					2,341	2,341
Disposal of a subsidiary with non-controlling interests		(227)			(520)	(747)
Acquisition of a subsidiary with non-controlling interests					10,811	10,811
Currency translation adjustments			28,926		296	29,222
Balance at Jun. 30, 2021	$ 57	1,239,461	108,452	1,662,068	28,221	$ 3,038,259
Balance (in shares) at Jun. 30, 2021	228,281					228,281
Balance at Dec. 31, 2020	$ 57	1,201,622	79,526	1,531,220	16,191	$ 2,828,616
Balance (in shares) at Dec. 31, 2020	227,688					227,688
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan		1,214				$ 1,214
Issuance of ordinary shares pursuant to stock plan (in shares)	1,404
Non-cash stock-based compensation		66,437				66,437
Net income (loss)				312,586	(835)	311,751
Compensation cost to non-controlling interest shareholders					2,792	2,792
Disposal of a subsidiary with non-controlling interests		(259)			(7)	(266)
Acquisition of a subsidiary with non-controlling interests					10,811	10,811
Currency translation adjustments			34,540		348	34,888
Balance at Sep. 30, 2021	$ 57	$ 1,269,014	$ 114,066	$ 1,843,806	$ 29,300	$ 3,256,243
Balance (in shares) at Sep. 30, 2021	229,092					229,092